Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 142,009	$ 85,814
Less: accumulated depreciation	(42,379)	(10,177)
Total property and equipment, net	99,630	75,637
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	128,857	75,706
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 13,152	$ 10,108